Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia International Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Class A
Trading Symbol	CSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 135	1.24%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer discretionary sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Company, a semiconductor company; MediaTek, a semiconductor company; and Manulife Financial Corp, a financial services company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector detracted from relative results during the annual period.
Individual holdings
| Positions in AIA Group, an insurance company; Nutrien, a crop nutrient company; and Reckitt Benckiser Group, a consumer brand products company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	17.92	7.71	4.72
Class A (including sales charges) (a)	11.11	6.45	4.10
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
MSCI ACWI ex USA Value Index (Net)	19.40	8.05	3.42
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies
. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 574,284,326
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,202,408
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 574,284,326
Total number of portfolio holdings	60
Management services fees (represents 0.77% of Fund average net assets)	$ 4,202,408
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Advisor Class
Trading Symbol	CGOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer discretionary sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Company, a semiconductor company; MediaTek, a semiconductor company; and Manulife Financial Corp, a financial services company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector detracted from relative results during the annual period.
Individual holdings
| Positions in AIA Group, an insurance company; Nutrien, a crop nutrient company; and Reckitt Benckiser Group, a consumer brand products company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	18.22	7.98	4.98
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
MSCI ACWI ex USA Value Index (Net)	19.40	8.05	3.42
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 574,284,326
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,202,408
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 574,284,326
Total number of portfolio holdings	60
Management services fees (represents 0.77% of Fund average net assets)	$ 4,202,408
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	CSVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer discretionary sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Company, a semiconductor company; MediaTek, a semiconductor company; and Manulife Financial Corp, a financial services company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector detracted from relative results during the annual period.
Individual holdings
| Positions in AIA Group, an insurance company; Nutrien, a crop nutrient company; and Reckitt Benckiser Group, a consumer brand products company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	18.23	7.98	4.98
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
MSCI ACWI ex USA Value Index (Net)	19.40	8.05	3.42
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 574,284,326
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,202,408
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 574,284,326
Total number of portfolio holdings	60
Management services fees (represents 0.77% of Fund average net assets)	$ 4,202,408
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer discretionary sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Company, a semiconductor company; MediaTek, a semiconductor company; and Manulife Financial Corp, a financial services company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector detracted from relative results during the annual period.
Individual holdings
| Positions in AIA Group, an insurance company; Nutrien, a crop nutrient company; and Reckitt Benckiser Group, a consumer brand products company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	18.39	8.13	5.13
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
MSCI ACWI ex USA Value Index (Net)	19.40	8.05	3.42
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 574,284,326
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,202,408
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 574,284,326
Total number of portfolio holdings	60
Management services fees (represents 0.77% of Fund average net assets)	$ 4,202,408
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia International Dividend Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia International Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer discretionary sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Company, a semiconductor company; MediaTek, a semiconductor company; and Manulife Financial Corp, a financial services company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| An overweight to the materials sector detracted from relative results during the annual period.
Individual holdings
| Positions in AIA Group, an insurance company; Nutrien, a crop nutrient company; and Reckitt Benckiser Group, a consumer brand products company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	18.46	8.18	5.20
MSCI ACWI ex USA Index (Net)	18.21	7.56	4.42
MSCI ACWI ex USA Value Index (Net)	19.40	8.05	3.42
(a)
The Fund's performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 574,284,326
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,202,408
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 574,284,326
Total number of portfolio holdings	60
Management services fees (represents 0.77% of Fund average net assets)	$ 4,202,408
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.8%
Samsung Electronics Co., Ltd.	2.8%
SAP SE	2.8%
Shell PLC	2.7%
ORIX Corp.	2.7%
Royal Bank of Canada	2.6%
Deutsche Telekom AG, Registered Shares	2.5%
Siemens AG, Registered Shares	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds